Document and Entity Information Document	3 Months Ended
	Mar. 31, 2012	Apr. 30, 2012
Document Information [Line Items]
Entity Registrant Name	TESCO CORP
Entity Central Index Key	0001022705
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Mar. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Amendment Flag	false
Entity Common Stock, Shares Outstanding		38,611,383